Property, Equipmetn and Software, Net - Schedule of Property, Equipment and Software (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	$ 2,397,514	$ 1,880,404
Less: accumulated depreciation and amortization	(1,652,573)	(1,477,074)
Property and equipment, net	744,941	403,330
Office furniture [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	47,418	51,277
Transportation equipment [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	160,257	202,893
Buildings and improvements [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	570,130	586,373
Software [Member]
Schedule of Property, Equipment and Software [Line Items]
Property and equipment, gross	$ 1,619,709	$ 1,039,861